Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jan. 23, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:

	January 23, 2016	July 25, 2015
	(millions)
Accrued salary, wages and related expenses	$223.4	$176.9
Accrued operating expenses (a)	145.1	202.1
Sales and other taxes payable	17.5	14.2
Other	33.9	10.0
Total accrued expenses and other current liabilities	$419.9	$403.2
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(a) Decrease is primarily due to escrow payment related to the Justice pricing lawsuits, as more fully described in Note 14.